Related Party Transactions - Schedule of Net Assets Recorded (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2014	Sep. 01, 2012	Oct. 01, 2013
NGPCIF [Member]
Related Party Transaction [Line Items]
Accounts receivable	$ 2,274
Oil and natural gas properties, net	40,056
Accrued liabilities	(297)
Asset retirement obligations	(277)
Net assets	41,756
REO Sponsorship [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents		6,021
Accounts receivable		16,284
Short-term derivative instruments, net		2,926
Prepaid expenses and other current assets		4,521
Oil and natural gas properties, net		108,342
Restricted investments		68,009
Accounts payable		(9,092)
Accrued liabilities		(9,140)
Asset retirement obligations		(58,746)
Credit facilities		(28,500)
Deferred tax liability		(1,674)
Noncontrolling interest		(5,255)
Net assets		93,696
Cinco Group Acquisition [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents			2,820
Accounts receivable			5,184
Prepaid expenses and other current assets			1,454
Oil and natural gas properties, net			342,759
Long-term derivative instruments, net			(826)
Other long-term assets			344
Accounts payable			(2,346)
Revenue payable			(2,910)
Accrued liabilities			(1,799)
short-term derivative instruments, net			(1,828)
Asset retirement obligations			(9,606)
Credit facilities			(151,690)
Net assets			$ 181,556